FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 6,946	$ 8,549
Capital securities - fund subsidiaries	1,406	2,829	$ 2,835
Total financial liabilities	53,276	60,623
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	1,903	2,508	2,987
Total financial liabilities	81	208	$ 189
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,815	3,416
Securities designated as FVTOCI	245	38
Derivative assets	131	365
Total financial assets	3,191	3,819
Capital securities - fund subsidiaries	81	208
Derivative liabilities	212	471
Loan payable	6	16
Total financial liabilities	299	695
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	0	42
Securities designated as FVTOCI	210	0
Derivative assets	0	0
Total financial assets	210	42
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	947	904
Securities designated as FVTOCI	0	0
Derivative assets	131	365
Total financial assets	1,078	1,269
Capital securities - fund subsidiaries	0	0
Derivative liabilities	212	471
Loan payable	6	16
Total financial liabilities	218	487
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	1,868	2,470
Securities designated as FVTOCI	35	38
Derivative assets	0	0
Total financial assets	1,903	2,508
Capital securities - fund subsidiaries	81	208
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 81	$ 208